Financial Instruments and Hedging Activities - Schedule of Amounts of Derivative Loss Recognized in OCI (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivatives loss recognised in OCI	$ 5.3	$ 2.3
Interest Rate Swap Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Derivatives loss recognised in OCI	$ 5.3	$ 2.3